Stock-Based Compensation (Detail)	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2010 years number	May 31, 2008	Dec. 31, 2007 years
Stock-Based Compensation
Number of shares authorized		64,000,000	35,000,000
Additional number of shares authorized	29,000,000
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates prior to May 11, 2010 (in shares)		3.38
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates of May 11, 2010, or later (in shares)		2.87
Number of shares available for grant		31,825,085
Retirement age eligibility for US employees (in years)		55
Retirement eligibility for U.S. employees, minimum years of service required (in years)		5
Low end of range of percent of stock-based compensation related to retiree-eligible population		25.00%
High end of range percent of stock-based compensation related to retiree-eligible population		30.00%
Number of participants with outstanding options, restricted stock, or restricted stock units		13524
Vesting period prior to May 2005 Management Stock Ownership Program (MSOP) annual grant (in years)		1
Vesting period (in years)		3
Expiration of annual grants (in years)		10
Vesting period of "buyout" grant of restricted stock untis (in years)				5